Matthews Emerging Asia Fund	September 30, 2019

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 98.9%

	Shares	Value
VIETNAM: 22.2%
Vinh Hoan Corp.	3,648,160	$12,809,792
Phu Nhuan Jewelry JSC	3,136,874	10,878,690
Saigon Beer Alcohol Beverage Corp.	957,280	10,876,213
Nam Long Investment Corp.	7,236,432	8,676,245
Taisun International Holding Corp.†	2,127,000	8,600,002
Mobile World Investment Corp.	1,360,605	7,398,372
Military Commercial Joint Stock Bank	6,050,438	5,948,454
Domesco Medical Import Export JSC	1,464,250	4,480,917
Thien Long Group Corp.	1,888,750	4,176,237
Vietnam National Seed Group JSC†	1,126,522	3,981,501
Tien Phong Plastic JSC	1,861,224	3,112,603
Lix Detergent JSC	1,254,405	2,232,961

Total Vietnam		83,171,987

INDONESIA: 17.2%
PT Kino Indonesia	56,637,900	13,791,031
PT Bank Mandiri Persero	22,312,800	10,974,694
PT Adira Dinamika Multi Finance	12,164,900	9,079,248
PT Ramayana Lestari Sentosa	99,165,900	8,416,673
PT Gudang Garam	2,174,100	8,021,541
PT Hexindo Adiperkasa	22,802,000	5,541,874
PT Mayora Indah	21,437,800	3,366,616
PT BFI Finance Indonesia	73,579,500	2,799,079
PT Catur Sentosa Adiprana	70,131,000	2,269,812

Total Indonesia		64,260,568

BANGLADESH: 13.4%
British American Tobacco Bangladesh Co., Ltd.	876,281	11,916,355
Square Pharmaceuticals, Ltd.	4,256,174	11,892,806
Berger Paints Bangladesh, Ltd.	519,834	9,414,782
BRAC Bank, Ltd.[b]	11,427,267	8,317,379
Marico Bangladesh, Ltd.	239,603	4,884,556
Olympic Industries, Ltd.	1,548,417	3,745,742

Total Bangladesh		50,171,620

SRI LANKA: 12.9%
Sampath Bank PLC	14,011,415	11,717,794
John Keells Holdings PLC	13,729,019	11,592,221
Ceylon Cold Stores PLC	1,376,891	5,914,244
Teejay Lanka PLC	29,116,858	5,674,710
LOLC Holdings PLC[b]	7,511,241	5,117,458
Commercial Bank of Ceylon PLC	6,298,901	3,392,381
Expolanka Holdings PLC	94,231,424	2,690,109
Ceylon Tobacco Co. PLC	361,292	2,200,083

Total Sri Lanka		48,299,000

PAKISTAN: 10.7%
Indus Motor Co., Ltd.	1,092,630	6,731,992
PAK Suzuki Motor Co., Ltd.†	5,826,000	5,984,950
Meezan Bank, Ltd.	12,560,697	5,788,406
United Bank, Ltd.	4,824,000	4,265,610
Shifa International Hospitals, Ltd.	2,783,351	4,004,144
Pakistan Petroleum, Ltd.	4,279,695	3,722,244
GlaxoSmithKline Consumer Healthcare Pakistan, Ltd.	2,770,557	3,693,202
ICI Pakistan, Ltd.	936,350	2,934,985

	Shares	Value
Akzo Nobel Pakistan, Ltd.	1,960,700	$1,216,995
Honda Atlas Cars Pakistan, Ltd.	1,142,900	969,811
Hascol Petroleum, Ltd.	6,977,877	907,288

Total Pakistan		40,219,627

PHILIPPINES: 9.4%
Cosco Capital, Inc.	102,051,200	12,857,309
Universal Robina Corp.	3,030,400	9,119,235
Shakey’s Pizza Asia Ventures, Inc.	22,796,200	5,137,172
Emperador, Inc.[b]	30,712,800	4,207,233
STI Education Systems Holdings, Inc.	296,157,000	3,885,525

Total Philippines		35,206,474

INDIA: 8.2%
L&T Finance Holdings, Ltd.	7,526,004	9,016,173
Vakrangee, Ltd.	15,511,435	6,621,075
Shriram Transport Finance Co., Ltd.	268,352	4,055,732
Praj Industries, Ltd.	2,525,370	3,999,705
Caplin Point Laboratories, Ltd.	489,805	2,936,494
PC Jeweller, Ltd.	6,189,535	2,821,688
Poly Medicure, Ltd.	343,725	1,106,079

Total India		30,556,946

CHINA/HONG KONG: 3.3%
Luk Fook Holdings International, Ltd.	2,797,000	7,026,870
Tongda Group Holdings, Ltd.	69,640,000	4,881,686
Future Bright Holdings, Ltd.	16,806,000	520,659

Total China/Hong Kong		12,429,215

AUSTRALIA: 1.0%
Oil Search, Ltd.	746,290	3,684,244

Total Australia		3,684,244

SINGAPORE: 0.6%
Yoma Strategic Holdings, Ltd.[b]	10,610,166	2,419,815

Total Singapore		2,419,815

TOTAL INVESTMENTS: 98.9%		370,419,496
(Cost $431,291,745)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 1.1%		4,115,530

NET ASSETS: 100.0%		$374,535,026

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

JSC	Joint Stock Co.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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